DISAGGREGATION OF REVENUES	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUES

NOTE 12 – DISAGGREGATION OF REVENUES

Revenues generated from different revenue streams consisted of the following:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2025	2024	2023
Revenue from sales of real estate properties	¥18,360,339	¥12,003,423	¥11,447,250
Revenue from hotel accommodation services	1,375,243	1,257,533	835,424
Housing equipment and material sales	351,464	337,113	358,584
Revenue from rental services	40,132	47,663	79,102
Others	523,738	476,108	544,048
Total	¥20,650,916	¥14,121,840	13,264,408

The following table summarizes the changes in contract liabilities as of the dates presented:

	Thousands of Yen
	March 31, 2025	March 31, 2024	March 31, 2023
Balances at the beginning of the year	¥352,651	¥144,770	¥713,803
Billings and not recognized as revenue yet during the year	252,260	352,651	144,770
Revenue recognized from opening balance of contract liabilities	(352,651)	(144,770)	(713,803)
Balances at the end of the year	¥252,260	¥352,651	144,770

100% of total contract liabilities as of March 31, 2024 and 2023 were realized for the year ended March 31, 2025 and 2024. As of March 31, 2025, the Group expects 100% of total contract liabilities to be realized in less than a year. Changes in contract liabilities are primarily due to the timing of revenue recognition, billings, and cash collections.